Capital Requirements	12 Months Ended
Dec. 31, 2025
Capital Requirements
Capital Requirements

(18) Capital Requirements

Bank regulatory agencies limit the amount of dividends, which the Subsidiary Banks can pay, without obtaining prior approval from such agencies. At December 31, 2025, the Subsidiary Banks could pay dividends of up to $1,644,000,000 without prior regulatory approval and without adversely affecting their “well-capitalized” status under regulatory capital rules in effect at December 31, 2025. In addition to legal requirements, regulatory authorities also consider the adequacy of the Subsidiary Banks’ total capital in relation to their deposits and other factors. These capital adequacy considerations also limit amounts available for payment of dividends. We historically have not allowed any Subsidiary Bank to pay dividends in such a manner as to impair its capital adequacy.

We and the Subsidiary Banks are subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on our consolidated financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, we must meet specific capital guidelines that involve quantitative measures of our assets, liabilities, and certain off-statement of condition items as calculated under regulatory accounting practices. Our capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

Current quantitative measures established by regulation to ensure capital adequacy require us to maintain minimum amounts and ratios (set forth in the table on the following page) of Total and Tier 1 capital to risk-weighted assets and of Tier 1 capital to average assets. Management believes, as of December 31, 2025, that we met all capital adequacy requirements to which we are subject.

       In July 2013, the FDIC and other regulatory bodies established a new, comprehensive capital framework for U.S. banking organizations, consisting of minimum requirements that increase both the quantity and quality of capital held by banking organizations. The final rules are a result of the implementation of the Basel III capital reforms and various related capital provisions of the Dodd-Frank Act. Consistent with the Basel international framework, the rules include a new minimum ratio of Common Equity Tier 1 (“CET1”) capital to risk-weighted assets of 4.5% and a CET1 capital conservation buffer of 2.5% of risk-weighted assets, effectively resulting in a minimum ratio of CET1 capital to risk-weighted assets of at least 7% upon full implementation. The capital conservation buffer is designed to absorb losses during periods of economic stress.  Banking institutions with a  ratio of CET1 capital to risk-weighted assets above the minimum but below the conservation buffer will face constraints on dividends, equity repurchases, and compensation based on the amount of the shortfall.  The rules also raised the minimum ratio of Tier 1 capital to risk-weighted assets from 4% to 6% and include a minimum leverage ratio of 4% for all banking organizations. Regarding the quality of capital, the rules emphasize CET1 capital and implements strict eligibility criteria for regulatory capital instruments. The rules also improve the methodology for calculating risk-weighted assets to enhance risk sensitivity. The rules were subject to a four-year phase-in period for mandatory compliance, and we were required to begin to phase-in the new rules beginning on January 1, 2015. We believe that as of December 31, 2025, we meet all fully phased-in capital adequacy requirements.

In November 2017, the OCC, the FRB and the FDIC finalized a proposed rule that extends the current treatment under the regulatory capital rules for certain regulatory capital deductions and risk weights and certain minority interest requirements, as they apply to banking organizations that are not subject to the advanced approaches capital rules. Effective January 1, 2018, the rule also paused the full transition to the Basel III treatment of mortgage servicing assets, certain deferred tax assets, investments in the capital of unconsolidated financial institutions and minority interests. The agencies are also considering whether to make adjustments to the capital rules in response to CECL (the FASB Standard relating to current expected credit loss) and its potential impact on regulatory capital.  Pursuant to rules issued by the federal bank regulatory agencies in February 2019 and March 2020, banking organizations were given options to phase in the adoption of CECL over a three-year transition period through December 31, 2022 or over a five-year transition period through December 31, 2025.  Rather than electing to make one of the phase-in options, we immediately recognized the capital impact upon adopting CECL accounting standards on January 1, 2020, which resulted in an increase in our allowance for probable loan losses and a one-time cumulative-effect adjustment to retained earnings upon adoption.

In December 2017, the Basel Committee on Banking Supervision unveiled its final set of standards and reforms to its Basel III regulatory capital framework, commonly called “Basel III Endgame” or “Basel IV.”  The Basel IV framework makes changes to the capital framework first introduced as “Basel III” in 2010 and aim to reduce excessive variability in banks’ calculations of risk-weighted capital ratios. Implementation of Basel IV across the Basel Committee’s member jurisdictions began on January 1, 2023 and will continue over a five-year transition period by regulators in individual countries, including the U.S. federal bank regulatory agencies. The U.S. regulators originally targeted implementation of Basel IV to begin on July 1, 2025, subject to a three-year transition period with full compliance expected by July 1, 2028. However, the future implementation of Basel IV remains unclear, as the Federal Reserve continues to review the Basel IV rules and has indicated that it may craft a new risk-based capital rule that would be less onerous for banks and require less stringent capital requirements. Most recently, in September 2025, the federal banking agencies indicated that they intend to unveil a re-proposal of the Basel IV capital rules by early 2026.  Accordingly, the previously established implementation dates for Basel IV are no longer definitive, and the timing, scope, and final form of the re-proposed Basel IV framework remains uncertain.

As of December 31, 2025, our capital levels continue to exceed all capital adequacy requirements under the Basel III Capital Rules as currently applicable to us.

On May 24, 2018, the Economic Growth, Regulatory Relief and Consumer Protection Act of 2018 (“EGRRCPA”) was enacted, and, among other things, it includes a simplified capital rule change which effectively exempts banks with assets of less than $10 billion that exceed the “community bank leverage ratio,” from all risk-based capital requirements, including Basel III and its predecessors. The federal banking agencies established the “community bank leverage ratio” (a ratio of tangible equity to average consolidated assets) at 9%, which became effective on January 1, 2020, and qualifying community banks may elect to take advantage of this regulatory relief provision. Some of our Subsidiary Banks, with assets of less than $10 billion, may qualify for this exemption. Additionally, under the EGRRCPA, qualified bank holding companies with assets of up to $3 billion will be eligible for the FRB’s Small Bank Holding Company and Savings and Loan Holding Company Policy Statement, which eases limitations on the issuance of debt by holding companies. On August 28, 2018, the FRB issued an interim final rule expanding the applicability of its Small Bank Holding Company Policy Statement. While holding companies that meet the conditions of the policy statement are excluded from consolidated capital requirements, their depository institutions continue to be subject to minimum capital requirements. Finally, for banks that continue to be subject to the Basel III’s risk-based capital rules (e.g., assignment of a 150% risk weight to certain exposures), certain commercial real estate loans that were formally classified as high volatility commercial real estate (“HVCRE”) are not subject to heightened risk weights if they meet certain criteria. Also, while acquisition, development, and construction loans are generally subject to heightened risk weights, certain exceptions apply. In November 2019, the federal banking agencies issued a final rule modifying the agencies’ capital rules for HVCRE, which became effective on April 1, 2020.

As of December 31, 2025, the most recent notification from the FDIC categorized all our Subsidiary Banks as well-capitalized under the regulatory framework for prompt corrective action. To be categorized as “well capitalized,” we must maintain minimum Total risk-based, Tier 1 risk-based, and Tier 1 leverage ratios as set forth in the table. There are no conditions or events since that notification that management believes have changed our categorization as well-capitalized.

Our actual capital amounts and ratios for 2025 under current guidelines are presented in the following table:

			For Capital Adequacy		To Be Well-Capitalized
			Purposes		Under Prompt Corrective
	Actual		Phase In Schedule		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
			(greater than	(greater than	(greater than	(greater than
			or equal to)	or equal to)	or equal to)	or equal to)
	(Dollars in Thousands)
As of December 31, 2025:
Common Equity Tier 1 (to Risk Weighted Assets):
Consolidated	$3,215,422	23.36%	$963,331	7.000%	N/A	N/A
International Bank of Commerce, Laredo	1,823,239	20.87	611,605	7.000	$567,919	6.50%
International Bank of Commerce, Brownsville	633,425	28.78	154,089	7.000	143,083	6.50
International Bank of Commerce, Oklahoma	243,414	20.69	82,360	7.000	76,477	6.50
Commerce Bank	86,658	31.63	19,180	7.000	17,810	6.50
International Bank of Commerce, Zapata	70,163	32.63	15,051	7.000	13,976	6.50
Total Capital (to Risk Weighted Assets):
Consolidated	$3,452,837	25.09%	$1,444,997	10.500%	N/A	N/A
International Bank of Commerce, Laredo	1,932,526	22.12	917,407	10.500	$873,721	10.00%
International Bank of Commerce, Brownsville	660,969	30.03	231,134	10.500	220,127	10.00
International Bank of Commerce, Oklahoma	254,835	21.66	123,539	10.500	117,657	10.00
Commerce Bank	89,515	32.67	28,769	10.500	27,399	10.00
International Bank of Commerce, Zapata	72,573	33.75	22,577	10.500	21,502	10.00
Tier 1 Capital (to Risk Weighted Assets):
Consolidated	$3,289,921	23.91%	$1,169,760	8.500%	N/A	N/A
International Bank of Commerce, Laredo	1,823,239	20.87	742,663	8.500	$698,977	8.00%
International Bank of Commerce, Brownsville	633,425	28.78	187,108	8.500	176,102	8.00
International Bank of Commerce, Oklahoma	243,414	20.69	100,008	8.500	94,125	8.00
Commerce Bank	86,658	31.63	23,289	8.500	21,920	8.00
International Bank of Commerce, Zapata	70,163	32.63	18,277	8.500	17,202	8.00
Tier 1 Capital (to Average Assets):
Consolidated	$3,289,921	19.86%	$662,702	4.00%	$ N/A	N/A
International Bank of Commerce, Laredo	1,823,239	18.58	392,594	4.00	490,743	5.00%
International Bank of Commerce, Brownsville	633,425	14.17	178,829	4.00	223,536	5.00
International Bank of Commerce, Oklahoma	243,414	14.68	66,316	4.00	82,896	5.00
Commerce Bank	86,658	11.54	30,039	4.00	37,549	5.00
International Bank of Commerce, Zapata	70,163	13.43	20,898	4.00	26,123	5.00

Our actual capital amounts and ratios for 2024 are also presented in the following table:

					To Be Well-Capitalized
			For Capital Adequacy		Under Prompt Corrective
	Actual		Purposes		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
			(greater than	(greater than	(greater than	(greater than
			or equal to)	or equal to)	or equal to)	or equal to)
	(Dollars in Thousands)
As of December 31, 2024:
Common Equity Tier 1 (to Risk Weighted Assets):
Consolidated	$2,893,228	22.42%	$903,203	7.000%	N/A	N/A
International Bank of Commerce, Laredo	1,638,720	19.46	589,359	7.000	$547,262	6.50%
International Bank of Commerce, Oklahoma	554,879	26.11	148,761	7.000	138,136	6.50
International Bank of Commerce, Brownsville	240,023	20.57	81,679	7.000	75,845	6.50
International Bank of Commerce, Zapata	102,200	37.50	19,077	7.000	17,714	6.50
Commerce Bank	66,932	32.74	14,310	7.000	13,287	6.50
Total Capital (to Risk Weighted Assets):
Consolidated	$3,136,215	24.31%	$1,354,805	10.500%	N/A	N/A	%
International Bank of Commerce, Laredo	1,744,057	20.71	884,039	10.500	$841,942	10.00
International Bank of Commerce, Oklahoma	578,515	27.22	223,142	10.500	212,516	10.00
International Bank of Commerce, Brownsville	254,659	21.82	122,519	10.500	116,685	10.00
International Bank of Commerce, Zapata	105,090	38.56	28,616	10.500	27,253	10.00
Commerce Bank	69,278	33.89	21,464	10.500	20,442	10.00
Tier 1 Capital (to Risk Weighted Assets):							%
Consolidated	$2,974,881	23.06%	$1,096,747	8.500%	N/A	N/A
International Bank of Commerce, Laredo	1,638,720	19.46	715,651	8.500	$673,554	8.00
International Bank of Commerce, Oklahoma	554,879	26.11	180,639	8.500	170,013	8.00
International Bank of Commerce, Brownsville	240,023	20.57	99,182	8.500	93,348	8.00
International Bank of Commerce, Zapata	102,200	37.50	23,165	8.500	21,802	8.00
Commerce Bank	66,932	32.74	17,376	8.500	16,354	8.00%
Tier 1 Capital (to Average Assets):
Consolidated	$2,974,881	18.84%	$631,755	4.00%	$ N/A	N/A
International Bank of Commerce, Laredo	1,638,720	17.67	370,911	4.00	463,639	5.00
International Bank of Commerce, Oklahoma	554,879	13.08	169,680	4.00	212,100	5.00
International Bank of Commerce, Brownsville	240,023	14.47	66,341	4.00	82,926	5.00
International Bank of Commerce, Zapata	102,200	13.53	30,219	4.00	37,774	5.00
Commerce Bank	66,932	13.44	19,917	4.00	24,896	5.00